CURRENT AND DEFERRED TAXES (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Available for sale investments	$ 368	$ 3,266
Cash flow hedges	908
Total deferred tax assets recognized through other comprehensive income	1,276	3,266
Deferred tax liabilities
Available for sale investments	(841)	(5,036)
Cash flow hedges		(549)
Total deferred tax liabilities recognized through other comprehensive income	(841)	(5,585)
Net deferred tax balances in equity	435	(2,319)
Deferred taxes in equity attributable to equity holders of the Bank	791	(2,097)
Deferred tax in equity attributable to non-controlling interests	$ (356)	$ (222)